Condensed Consolidated Balance Sheets (Unaudited) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,118	$ 1,581
Prepaid expenses and other current assets	776	1,407
Total current assets	1,894	2,988
Property and equipment, net	329	442
Finance lease right-of-use assets, net	357
Operating lease right-of-use assets	1,812	357
Investment in SAFE	1,500	1,500
Other assets	224	224
Total assets	6,116	5,511
Current liabilities:
Accounts payable	2,104	753
Accrued expenses and other current liabilities	900	840
Accounts payable and accrued expenses - related party	213	60
Finance lease liabilities, current	77
Operating lease liabilities, current	442	361
Total current liabilities	3,736	2,014
Finance lease liabilities, net of current amount	284
Operating lease liabilities, net of current amount	1,378
SAFE notes, net of issuance costs of $617	8,459
Redeemable convertible preferred stock warrant liability	231	5,113
Total liabilities	14,088	7,127
Commitments and contingencies
Stockholders’ deficit
Common stock, $0.001 par value; 45,100,000 shares authorized as of September 30, 2023 and December 31, 2022 and 15,429,359 shares issued and outstanding as of September 30, 2023 and 15,424,359 shares issued and outstanding as of December 31, 2022	15	15
Additional paid in capital	34,519	34,061
Accumulated deficit	(77,858)	(71,044)
Total stockholders’ deficit	(43,324)	(36,968)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	6,116	5,511
Series A Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	6,653	6,653
Series B Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	21,440	21,440
Series C Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	$ 7,259	$ 7,259